Statements of Financial Position (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Current assets	$ 510,881	$ 470,670
Property, plant and equipment	2,338,088	2,303,338
Accounts receivable, intercompany	421,427	413,925
Liabilities and shareholders' equity
Current liabilities	365,642	410,029
Long-term debt	914,830	1,085,970
Accounts payable and accrued liabilities, intercompany	342,382	392,053
Parent And Guarantor Subsidiaries [Member]
Assets
Current assets	363,987	378,740
Property, plant and equipment	2,008,758	1,959,329
Other non-current assets	138,121	97,691
Accounts receivable, intercompany	53,939	52,649
Short-term advances to affiliates	62,519	11,753
Liabilities and shareholders' equity
Current liabilities	283,242	365,025
Long-term debt	905,811	1,085,970
Other non-current liabilities	161,134	144,477
Accounts payable and accrued liabilities, intercompany	206,340	41,202
Long-term advances from affiliates	$ 170,316	$ 183,330